Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 43,985.28
Total Fee Amount	43,985.28
Total Transaction Valuation	318,503,131.84
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A